Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Allocation of Purchase Price to Net Assets of optionsXpress

The following table summarizes the allocation of the purchase price to the net assets of optionsXpress:

Fair value of common stock issued	$710
Fair value of equity awards assumed	4

Total consideration paid (1)	$714

Fair value of net assets acquired	$203

Acquisition-related goodwill	$511

(1)	Represents a non-cash investing activity.

Summary of Fair Values of Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

September 1,
2011

Assets
Cash and cash equivalents	$ 84
Cash and investments segregated and on deposit for regulatory purposes	1,074
Receivables from brokers, dealers, and clearing organizations	40
Receivables from brokerage clients	185
Other securities owned - at fair value	32
Intangible assets	285
Other assets	25

Total assets acquired (1)	$ 1,725

Liabilities
Payables to brokerage clients	$ 1,221
Deferred tax liability	95
Long-term debt (2)	110
Accrued expenses and other liabilities	96

Total liabilities assumed (1)	$ 1,522

Net assets acquired	$ 203

(1)	All assets and liabilities, except for cash and cash equivalents, represent non-cash investing activities.
(2)	The Company paid off long-term debt acquired from optionsXpress subsequent to the date of acquisition in September 2011.

Summary of Estimated Fair Value and Useful Lives of Intangible Assets Related to Acquisition

The following table summarizes the estimated fair value and useful lives of the intangible assets.

September 1, 2011	Estimated Fair Value	Estimated Useful Life (In Years)

Customer relationships	$ 200	11
Technology	70	9
Trade name	15	9

Total intangible assets	$ 285

Pro Forma Results of Operations

The following table presents unaudited pro forma financial information as if optionsXpress had been acquired prior to January 1, 2010. Pro forma net income for the year ended December 31, 2011, was adjusted to exclude $16 million, after tax, of acquisition related costs incurred by the Company in 2011. Additionally, pro forma net income below excludes $15 million, before tax, of acquisition related costs because these costs were incurred by optionsXpress prior to the acquisition date. Pro forma net income also reflects the impact of amortizing purchase accounting adjustments relating to intangible assets, net of tax, of $20 million and $22 million, for the years ended December 31, 2011 and 2010, respectively.

Year Ended December 31,	2011	2010

Net revenues	$4,857	$4,479
Net income	$896	$481
Basic EPS	$.71	$.39
Diluted EPS	$.71	$.38